Unaudited Condensed Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands		Ordinary shares Class A Moringa Acquisition Corp	Ordinary shares Class B Moringa Acquisition Corp		Ordinary shares		Accumulated deficit Moringa Acquisition Corp	Accumulated deficit Previously Reported	Accumulated deficit	Additional paid-in Capital Moringa Acquisition Corp	Additional paid-in Capital	Redeemable Convertible Preferred Shares Series A	Redeemable Convertible Preferred Shares Series A -1	Redeemable Convertible Preferred Shares Series A -2	Redeemable Convertible Preferred Shares Series A -3	Redeemable Convertible Preferred Shares Series A -4	Contingently redeemable non- controlling interests Amount Previously Reported	Contingently redeemable non- controlling interests Amount	Total capital deficiency Previously Reported	Total capital deficiency	Class B Moringa Acquisition Corp	Moringa Acquisition Corp	Previously Reported	Total
Balance at Dec. 31, 2021		$ 48	$ 288		$ 1		$ (951,078)		$ (18,654)	$ 855,994	$ 11,006	$ 7,307	$ 2,392					$ 3,859		$ (7,647)		$ (94,748)		$ 5,911
Balance (in Shares) at Dec. 31, 2021		480,000	2,875,000		219,251							388,088	91,216
CHANGES DURING 2022:
Conversion of simple agreements for future equity (SAFE) to Preferred A-3 shares, see Note 7											69				$ 2,683					69				2,752
Conversion of simple agreements for future equity (SAFE) to Preferred A-3 shares, see Note 7 (in Shares)															63,331
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2024 (unaudited):
Exercise of options						[1]					3									3				$ 3
Exercise of options (in Shares)					103																			103
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost														$ 2,264										$ 2,264
Issuance of Preferred shares, net of issuance cost (in Shares)														45,458
Share-based compensation											125									125				125
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount							(836,044)			(855,994)												(1,692,038)
Net loss							584,025	$ (3,215)									$ (273)		$ (3,215)			584,025	$ (3,488)
Balance at Dec. 31, 2022		$ 48	$ 288		$ 1		(1,203,097)		(21,869)		11,203	$ 7,307	$ 2,392	$ 2,264	$ 2,683			3,586		(10,665)		(1,202,761)		7,567
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount							(905,040)															(905,040)
Net loss							313,195															313,195
Balance at Mar. 31, 2023		$ 48	$ 288		$ 1		(1,794,942)		(22,643)		11,235	$ 7,307	$ 2,392	$ 2,264	$ 2,683			3,617		(11,407)		(1,794,606)		6,856
Balance (in Shares) at Mar. 31, 2023		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331
Balance at Dec. 31, 2022		$ 48	$ 288		$ 1		(1,203,097)		(21,869)		11,203	$ 7,307	$ 2,392	$ 2,264	$ 2,683			3,586		(10,665)		(1,202,761)		7,567
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost											1					$ 411				1				412
Issuance of Preferred shares, net of issuance cost (in Shares)																21,717
Share-based compensation											64									64				64
Net loss									(2,427)									(192)		(2,427)				(2,619)
Balance at Jun. 30, 2023		$ 48	$ 288		$ 1		(2,189,996)		(24,296)		11,268	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,394		(13,027)		(2,189,660)		(5,424)
Balance (in Shares) at Jun. 30, 2023		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331	21,717
Balance at Dec. 31, 2022		$ 48	$ 288		$ 1		(1,203,097)		(21,869)		11,203	$ 7,307	$ 2,392	$ 2,264	$ 2,683			3,586		(10,665)		(1,202,761)		$ 7,567
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2024 (unaudited):
Exercise of options (in Shares)
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost											1					$ 411				1				$ 412
Issuance of Preferred shares, net of issuance cost (in Shares)																21,717
Share-based compensation											130									130				130
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount							(1,908,820)															(1,908,820)
Conversion of Class B ordinary shares into Class A ordinary shares		$ 288	$ (288)
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)		2,874,999	(2,874,999)
Net loss							263,073		(4,942)									(166)		(4,942)		263,073		(5,108)
Balance at Dec. 31, 2023		$ 336		[2],[3]	$ 1		(2,848,844)		(26,811)		11,334	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,420		(15,476)		(2,848,508)		3,001
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		219,354							388,088	91,216	45,458	63,331	21,717
Balance at Mar. 31, 2023		$ 48	$ 288		$ 1		(1,794,942)		(22,643)		11,235	$ 7,307	$ 2,392	$ 2,264	$ 2,683			3,617		(11,407)		(1,794,606)		6,856
Balance (in Shares) at Mar. 31, 2023		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost											1					$ 411				1				412
Issuance of Preferred shares, net of issuance cost (in Shares)																21,717
Share-based compensation											32									32				32
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount							(558,002)															(558,002)
Net loss							162,948		(1,653)									(223)		(1,653)		162,948		(1,876)
Balance at Jun. 30, 2023		$ 48	$ 288		$ 1		(2,189,996)		(24,296)		11,268	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,394		(13,027)		(2,189,660)		(5,424)
Balance (in Shares) at Jun. 30, 2023		480,000	2,875,000		219,354							388,088	91,216	45,458	63,331	21,717
Balance at Dec. 31, 2023		$ 336		[2],[3]	$ 1		(2,848,844)		(26,811)		11,334	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,420		(15,476)		(2,848,508)		3,001
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		219,354							388,088	91,216	45,458	63,331	21,717
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount							(112,558)															(112,558)
Net loss							(200,218)															(200,218)
Balance at Mar. 31, 2024		$ 336		[3]	$ 1		(3,161,620)		(28,184)		11,366	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,370		(16,817)		(3,161,284)		1,610
Balance (in Shares) at Mar. 31, 2024		3,354,999	1		250,492							388,088	91,216	45,458	63,331	21,717
Balance at Dec. 31, 2023		$ 336		[2],[3]	$ 1		(2,848,844)		(26,811)		11,334	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,420		(15,476)		(2,848,508)		3,001
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		219,354							388,088	91,216	45,458	63,331	21,717
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2024 (unaudited):
Exercise of options	[1]
Exercise of options (in Shares)					31,138	[4]																		31,138
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Share-based compensation											64									64				$ 64
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)																					2,874,999
Net loss									(2,845)									(67)		(2,845)				(2,912)
Balance at Jun. 30, 2024		$ 336		[3]	$ 1		(3,386,123)		(29,656)		11,398	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,353		(18,257)		(3,385,787)		153
Balance (in Shares) at Jun. 30, 2024		3,354,999	1		250,492							388,088	91,216	45,458	63,331	21,717
Balance at Mar. 31, 2024		$ 336		[3]	$ 1		(3,161,620)		(28,184)		11,366	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		3,370		(16,817)		(3,161,284)		1,610
Balance (in Shares) at Mar. 31, 2024		3,354,999	1		250,492							388,088	91,216	45,458	63,331	21,717
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Share-based compensation											32									32				32
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount							(113,928)															(113,928)
Net loss							(110,575)		(1,472)									(17)		(1,472)		(110,575)		(1,489)
Balance at Jun. 30, 2024		$ 336		[3]	$ 1		$ (3,386,123)		$ (29,656)		$ 11,398	$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411		$ 3,353		$ (18,257)		$ (3,385,787)		$ 153
Balance (in Shares) at Jun. 30, 2024		3,354,999	1		250,492							388,088	91,216	45,458	63,331	21,717

[1]	Represents an amount less than $1
[2]	Less than one US dollar.
[3]	Less than one US dollar
[4]	Represents fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.01 or 0.01 NIS per share